Tax Assets - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details) R$ in Thousands	6 Months Ended
	Jun. 30, 2026 BRL (R$)
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	R$ 2,075,930
Deferred tax assets, Realization	(748,496)
Deferred tax assets, Additions	949,733
Deferred tax assets, Ending balance	2,277,167
Deferred tax liability, Beginning balance	37,791
Deferred tax liability, Realization	34,753
Deferred tax liability, Additions	(18,730)
Deferred tax liability, Ending balance	21,768
Temporary differences [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	1,369,967
Deferred tax assets, Realization	(714,529)
Deferred tax assets, Additions	921,590
Deferred tax assets, Ending balance	1,577,028
Provisions for credit losses [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	1,011,633
Deferred tax assets, Realization	(631,241)
Deferred tax assets, Additions	844,956
Deferred tax assets, Ending balance	1,225,348
Fair value adjustment - Financial assets measured at fair value through profit or loss [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	42,877
Deferred tax assets, Realization	(35,341)
Deferred tax assets, Additions	54,432
Deferred tax assets, Ending balance	61,968
Others [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	315,457
Deferred tax assets, Realization	(47,947)	[1]
Deferred tax assets, Additions	22,202	[2]
Deferred tax assets, Ending balance	289,712
Tax loss and social contribution negative basis [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	705,963
Deferred tax assets, Realization	(33,967)	[3]
Deferred tax assets, Additions	28,143	[4]
Deferred tax assets, Ending balance	700,139
Fair value adjustment – future contract (DI and DDI) [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax liability, Beginning balance	37,791
Deferred tax liability, Realization	34,753	[5]
Deferred tax liability, Additions	(18,730)
Deferred tax liability, Ending balance	R$ 21,768

[1]	The realization refers to the payment of the profit sharing programs.
[2]	The amounts mainly represent temporary adjustments for June 30, 2026, including adjustments basically related to profit sharing, long-term incentives, contingencies.
[3]	The realization refers to Guiabolso Finanças e Correspondente Bancário and Picpay Pagamentos.
[4]	Picpay Instituição de Pagamento recognized the DTA on tax loss carryforward due to the reduction in taxable profit caused by P&D tax benefit for 2025.
[5]	Picpay Bank proceeds adjustments in taxable profit in the tax return for the FY 2025 and such amount of DTL will be paid.